Income taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized tax positions
Unrecognized tax benefits, beginning balance	$ 753	$ 608	$ 403
Increases related to current year tax positions	202	145	12
Additions related to business combinations	0		193
Unrecognized tax benefits, ending balance	$ 955	$ 753	$ 608